LONG-TERM BORROWING FROM THIRD PARTY	12 Months Ended
Dec. 31, 2017
CONVERTIBLE LOAN [Abstract]
Long-term Debt [Text Block]
15. LONG-TERM BORROWING FROM THIRD PARTY

The following table sets forth the loan agreement of long-term borrowing from third party balance:

Date	Borrower	Lender	Amount (RMB)	Original Amount (US$)	Annual Interest Rate	Repayment Due Date
4/5/2017	Ambow Education Holding Ltd.	Sino Accord	39,205	6,000	0%	4/4/2019

On April 5, 2017, the Company entered into an agreement to receive an interest-free loan from Sino Accord in the amount of US$ 6,000 (equivalent to RMB 39,205 as of December 31, 2017). The due date of the loan was April 4, 2018. Sino Accord is a non-affiliated party to the Company. The loan is to provide the Company with sufficient US dollar-denominated currency to meet its acquisition fund and working capital requirements. On March 7, 2018, the Company entered into a supplementary agreement with Sino Accord to extend the term of loan for additional one year. The extended maturity date of the loan is April 4, 2019.

As of December 31, 2016 and 2017, the Company has RMB nil and RMB 39,205 of long-term borrowings from Sino Accord, respectively.

Through an understanding among the Company, Ambow Shengying, Suzhou Zhixinliren and Sino Accord, the long-term borrowing due to Sino Accord at amount of US$ 6,000 is correlated to the loan receivable at amount of RMB 42,677, please refer to Note 9. It is the understanding among the parties that when the long-term borrowing is repaid, the long-term loan receivable will similarly be collected.